OPERATIONS AND CORPORATE REORGANIZATION - Schedule of sale of available for sale assets (Detail) (Parenthetical)	12 Months Ended
Dec. 31, 2022
Algás [Member]
Disclosure of operations and corporate reorganization [line items]
Proportion of ownership interest in associate	29.44%
Algás [Member] | State of Alagoas [Member]
Disclosure of operations and corporate reorganization [line items]
Participation	12.06%
Cegás [Member]
Disclosure of operations and corporate reorganization [line items]
Proportion of ownership interest in associate	29.44%
Cegás [Member] | State of Ceara [Member]
Disclosure of operations and corporate reorganization [line items]
Participation	12.06%